ASSETS HELD FOR SALE	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
ASSETS HELD FOR SALE [Text Block]
5.	ASSETS HELD FOR SALE

Assets held for sale as February 28, 2014 and August 31, 2013 were comprised of the following:

	February 28, 2014	August 31, 2013
	$	$
Investments in Pro-Eco Energy	-	32,197
	-	32,197

Pro Eco Energy USA Ltd.

On April 21, 2008, the Company purchased 900,000 shares for $45,000 in Pro Eco Energy USA Ltd. (“Pro Eco Energy”) which represented 8.25% ownership. The former Chairman of the Company is a Director in Pro Eco Energy which had established the existence of significant influence in Pro Eco Energy and accordingly the equity method of accounting was adopted for the investment.

On December 2, 2013, the Company sold its investment in Pro Eco Energy Ltd. from its original purchase price of $45,000 which gave the Company 900,000 shares or 8.25% interest in the Pro Eco on April 21, 2008 to Western Standard Energy Corp. (the “ Purchase”) for $40,000. The terms of the purchase are as follows: a) $10,000 on the Closing date which is December 02, 2013; b) $10,000 on or before December 31, 2013; c) $10,000 on or before January 31, 2014; d) $10,000 on or before February 28, 2014. As at February 28, 2014, $30,000 was included in receivable. The Company is confident to collect this amount once the Purchaser complets it ongoing financing.

5.	ASSETS HELD FOR SALE

Assets held for sale as August 31, 2012 and 2011 were comprised of the following:
	2013	2012
	$	$
Investments in Pro-Eco Energy	32,197	-
	32,197	-

Pro Eco Energy USA Ltd.

On April 21, 2008, the Company purchased 900,000 shares for $45,000 in Pro Eco Energy USA Ltd. (“Pro Eco Energy”) which represented 8.25% ownership. The former Chairman of the Company is a Director in Pro Eco Energy which had established the existence of significant influence in Pro Eco Energy and accordingly the equity method of accounting was adopted for the investment.

As at August 31, 2013, the Pro-Eco Energy investment had a value of $32,197. Subsequent to year end, the Company sold its 8.25% ownership in Pro Eco Energy for $40,000 to a third party, Western Standard Energy Corp. The Company expects to complete the sale within the next twelve months for amounts that exceed their individual carrying values. Please also see note 16(h).